Document and Entity Information	Oct. 28, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	The St. Joe Company
Entity Incorporation, State or Country Code	FL
Entity File Number	1-10466
Entity Tax Identification Number	59-0432511
Entity Address, Address Line One	130 Richard Jackson Blvd
Entity Address, Adress Line Two	Suite 200
Entity Address, City or Town	Panama City Beach
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	32407
City Area Code	850
Local Phone Number	231-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	JOE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000745308
Amendment Flag	false